Discontinued Operations - Schedule of Financial Results of Three Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012
Discontinued Operations and Disposal Groups [Abstract]
Revenues	$ 42,449	$ 46,614	$ 27,128
Income (loss) before income taxes	4,391	(35,144)	2,083
Income tax (expense) benefit	(3,424)	14,411	(592)
Net income (loss) from discontinued operations	$ 967	$ (20,733)	$ 1,491